SCHEDULE OF LEASE RIGHT OF USE ASSETS AND LEASE LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease Right-of-use Asset And Lease Liabilities
Right-of-use assets, Balance as of December 31, 2023	$ 615,444	$ 651,853	$ 651,853
New right-of-use assets recognized	585,480		113,560
Amortization expenses	(14,107)		(60,303)
Adjustment for non-exercising option	(557,776)		(105,772)
Adjustment for foreign currency translation difference	4,675		16,106
Right-of-use assets, Balance as of September 30, 2024	633,716		615,444	$ 651,853
Lease Liability, Balance as of December 31, 2023	615,444	651,853	651,853
New lease liability recognized	585,480		113,560
Imputed interest	10,345		34,678
Gross repayments	(24,452)	$ (22,712)	(94,981)	(93,691)
Adjustment for non-exercising option	(557,776)		(105,772)
Adjustment for foreign currency translation difference	4,675		16,106
Lease Liability, Balance as of September 30, 2024	633,716		615,444	651,853
Lease liability current portion	58,891		64,787	60,394
Lease liability non-current portion	$ 574,825		$ 550,657	$ 591,459